Consolidated Statements of Shareholders' Equity (Parenthetical) (ILS)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Share capital, par value per share	0.8		0.8		0.8
Share capital, shares authorized	50,000,000		10,000,000		10,000,000
Share capital, shares issued	9,182,849		7,695,917		5,211,247
Share capital, shares outstanding	9,182,849	[1]	7,695,917	[1],[2]	5,211,247	[2]
Subsidiaries [Member]
Share capital, shares issued	2,125		2,125		2,125
Share capital, shares outstanding	2,125		2,125		2,125
Ordinary Shares [Member]
Share capital, par value per share	0.8		0.8		0.8
Share capital, shares authorized	50,000,000		10,000,000		10,000,000
Share capital, shares issued	9,182,849		7,695,917		5,211,247
Share capital, shares outstanding	9,182,849		7,695,917		5,211,247
Ordinary Shares [Member] | Subsidiaries [Member]
Share capital, shares issued	2,125		2,125		2,125
Share capital, shares outstanding	2,125		2,125		2,125
Deferred Shares [Member]
Share capital, par value per share	0.1		0.1		0.1
Share capital, shares authorized	20,230		20,230		20,230
Share capital, shares issued	17,030		17,030		17,030
Share capital, shares outstanding	17,030		17,030		17,030

[1]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 Ordinary Shares as of June 30, 2013 and 10,000,000 as of December 31, 2012; issued and outstanding Ordinary Shares 9,182,849 as of June 30, 2013 and 7,695,917 as of December 31, 2012 (including 2,125 of which are held by a subsidiary). Deferred Shares - NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2013 and December 31, 2012.
[2]	Ordinary Shares - NIS 0.8 par valueAuthorized shares: 10,000,000 Ordinary Shares as of December 31, 2012 and 2011; issued and outstanding Ordinary Shares 7,695,917 as of December 31, 2012 and 5,211,247 as of December 31, 2011 (including 2,125 of which are held by a subsidiary) and 7,693,792 issued and outstanding as of December 31, 2011 and 5,209,122 as of December 31, 2011 (not including 2,125 held by a subsidiary).Deferred Shares - NIS 0.1 par valueAuthorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of December 31, 2012 and 2011.